UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04787

_Franklin New York Tax-Free Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
March 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2021, the U.S.
economy continued to recover from the effects of the novel
coronavirus (COVID-19) pandemic. U.S. gross domestic
product (GDP) reported in 2020’s third and fourth quarters
showed a substantial recovery from the contraction
experienced in 2020’s first half, based on increased business and residential investment and consumer spending. The
U.S. economy also showed signs of strength during 2021’s
first quarter as federal assistance programs, the acceleration of COVID-19 vaccinations and robust corporate earnings
boosted U.S. equity markets.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
During the six-month period, municipal bonds posted
modest positive total returns as investors were attracted to tax-free income in a low interest-rate environment. Factors
contributing to this positive investment environment for
municipals included relatively low inflation, interest-rate
stability and recent actions by the Federal Reserve to
support the municipal bond market.
Franklin New York Intermediate-Term Tax-Free Income
Fund’s semiannual report includes more detail about
municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond experts. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you may know,
all securities markets fluctuate, as do mutual fund share
prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of March
31, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 29
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin New York Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin New York Intermediate-
Term Tax-Free Income Fund covers the period ended March
31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
As a non-fundamental policy, the Fund also
normally invests at least 80% of its total assets in securities that pay interest free from New York City personal income
taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time at which the debt must be repaid)
of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or
comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.64 on September 30, 2020 to
$11.70 on March 31, 2021. The Fund’s Class A shares paid
dividends totaling $11.5677 cents per share for the same
period.
2
The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.02%, based on an
annualization of March’s 2.0144 cents per share monthly
dividend and the maximum offering price of $11.97 on March
31, 2021. An investor in the 2021 maximum combined
effective federal and New York State and City personal
income tax bracket of 53.50% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.34% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
During the six-month period ended March 31, 2021,
technical conditions in the municipal (muni) bond market
and strong U.S. federal government support continued to
improve valuations in the sector. Ratios of muni bond yields versus duration-matched U.S. Treasuries (USTs) continued
to strengthen in the final quarter of 2020 and into 2021.
Although these ratios moved higher in February 2021 as
UST yields rose sharply, they more than recovered in March
2021, moving to all-time bests by the end of the month. As
Credit Quality Composition
*
3/31/21
Ratings
% of Total
Investments
AAA 12.24%
AA 65.25%
A 14.93%
BBB 0.91%
Refunded 6.35%
Not Rated 0.07%
Cash & Cash Equivalents 0.25%
*
Ratings shown are assigned by one or more Nationally Recognized Statistical Rating
Organizations (NRSRO), such as Standard & Poor's, Moody's and Fitch. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO
’
s opinion of an issuer's
creditworthiness and typically range from AAA (highest) to D (lowest). The Refunded category consists of refunded bonds secured by U.S. government or other high-
quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. The Not Applicable category consists of third-party ETFs and securities that only have a short-term rating and are not cash equivalents. Cash includes equivalents, which may be rated.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Intermediate-Term Tax-Free Income Fund

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Semiannual Report
UST yields rose sharply in the first quarter of 2021, muni
bond absolute returns were hindered given the longer-
duration profile of the sector. The muni bond market has
experienced strong inflows into the market throughout most
of the review period. In February 2021, there were modest
outflows as UST yields increased rapidly, but these flows
were reversed in March 2021, adding to the already-strong
technical conditions in the sector.
Starting in the fall of 2020, new novel coronavirus
(COVID-19) cases and hospitalizations increased to all-time
highs as the virus spread to areas in the U.S. that had not
seen large numbers of infections, causing some states to
slow or abandon their reopening plans. This was tempered
by the emergency approval of COVID-19 vaccines from
multiple pharmaceutical manufacturers by the U.S. Food and
Drug Administration in December 2020 with plans to provide
mass inoculations in the first half of 2021. As the vaccination program progressed during the first quarter of 2021, case
rates and hospitalizations dropped significantly, allowing the resumption of the reopening process including a return to
in-person schooling.
State and local muni bond issuers projected severe
budget deficits for 2020 going forward as they anticipated
tax receipts and usage fees falling and outlays for social
programs such as health care and unemployment benefits
strongly rising. By the end of 2020, many of these deficit
projection fears were unfounded as consumer spending
recovered more quickly than anticipated, leading to higher
sales tax collections. A strong U.S. housing market also
provided additional support. In March 2021, the U.S. federal government passed a $1.9 trillion additional fiscal spending bill, providing large one-time cash payments to individuals
and continuation of enhanced unemployment benefits.
Included in this package was $350 billion worth of grants to state and local governments intended to support budgets
and improve the credit profile of the muni sector as a whole.
During the six-month period ending in March 2021, revenue
bonds outperformed general obligation securities and lower-
quality investment-grade issues outperformed their higher-
rated counterparts. Within the revenue bond segments,
leasing and transportation bonds were the best performers,
while resource recovery had modest positive returns but
lagged other revenue segments.
The Investment Company Institute (ICI) reported net inflows
of approximately $5 billion into muni bond retail vehicles
in March 2021. For the six-month period, muni bond retail
vehicles saw approximately $46 billion of net inflows,
according to the ICI.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +19.07%
total return for the period.
1
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +1.46% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-5.05% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a -1.74% total return.
3
State Update
During the six-month period, New York’s strong economy,
which generates above-average income and wealth levels,
contracted amid the COVID-19 pandemic. New York’s
unemployment rate began the period at 9.7% and ended at
8.5%, compared with the 6.0% national rate.
4
By period-end,
New York’s fiscal year (FY) 2021 budget was estimated to be
in a better position than the prior year’s budget at the start of the pandemic, as FY 2021 revenue declines were less than
expected and the state received considerable federal aid.
The governor’s amended 2021 executive budget financial
plan restored potential aid to localities and maintained
reserve balances without having to borrow for operations.
New York’s net tax-supported debt was moderately high at
$3,314 per capita and 4.6% of personal income, compared
with the 2.0% and $1,071 national medians, respectively.
5
Independent credit rating agency Moody’s Investors Service
affirmed its Aa2 rating with a stable outlook on New York’s
general obligation debt.
6
Moody’s rating reflected its view of
the state’s large and diverse economy, moderate leverage
and budget management tools. The rating also recognizes
New York’s high cost of living, economic reliance on New
York City and growing health care and education costs amid
uncertain federal funding. Moody’s stable outlook reflects the state’s ability to match spending with less revenue until the pandemic is under control.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
6. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
3/31/21
% of Total
Investments
Special Tax 23.60%
Utilities 15.01%
Transportation 13.22%
Lease 11.61%
Local 11.04%
Refunded 6.35%
Education 5.49%
Health Care 4.83%
Other Revenue Bonds 3.26%
Industrial Dev. Revenue and Pollution Control 2.71%
Housing 2.63%
Cash & Cash Equivalents 0.25%

Performance Summary as of March 31, 2021
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +1.51% -0.77%
1-Year +2.90% +0.58%
5-Year +10.99% +1.64%
10-Year +40.24% +3.20%
Advisor
6-Month +1.63% +1.63%
1-Year +3.14% +3.14%
5-Year +12.05% +2.30%
10-Year +42.24% +3.59%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate

30-Day
Standardized
Yield

Taxable Equivalent
30-Day
Standardized Yield
5
A 2.02% 4.34% 0.56% 1.20%
Advisor 2.33% 5.01% 0.81% 1.74%
See page 7 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/21.
5. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and New York State and City personal income tax rate of 53.50%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–3/31/21)
Share Class
Net Investment
Income
A $0.115677
A1 $0.124468
C $0.092257
R6 $0.133595
Advisor $0.130313
Total Annual Operating Expenses

Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,015.10 $4.21 $1,020.75 $4.22 0.84%
A1 $1,000 $1,015.85 $3.46 $1,021.50 $3.47 0.69%
C $1,000 $1,013.03 $6.20 $1,018.77 $6.22 1.24%
R6 $1,000 $1,016.59 $2.67 $1,022.29 $2.68 0.53%
Advisor $1,000 $1,016.31 $2.95 $1,022.00 $2.96 0.59%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.64 $11.70 $11.19 $11.26
Income from investment operations
b
:
Net investment income
c
...................................... 0.12 0.26 0.28 0.02
Net realized and unrealized gains (losses) ........................ 0.06 (0.06) 0.52 (0.07)
Total from investment operations ................................. 0.18 0.20 0.80 (0.05)
Less distributions from:
Net investment income ....................................... (0.12) (0.26) (0.29) (0.02)
Net asset value, end of period ................................... $11.70 $11.64 $11.70 $11.19
Total return
d
................................................ 1.51% 1.69% 7.19% (0.46)%
Ratios to average net assets
e
Expenses
f
.................................................. 0.84% 0.84% 0.84% 0.83%
Net investment income ........................................ 1.99% 2.20% 2.43% 2.47%
Supplemental data
Net assets, end of period (000’s) ................................. $99,708 $89,211 $57,147 $145
Portfolio turnover rate ......................................... 8.67% 13.94% 16.12% 11.15%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.65 $11.71 $11.20 $11.63 $11.94 $11.75
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.27 0.30 0.30 0.30 0.30
Net realized and unrealized gains (losses) 0.05 (0.06) 0.51 (0.43) (0.31) 0.19
Total from investment operations ........ 0.18 0.21 0.81 (0.13) (0.01) 0.49
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.30) (0.30) (0.30) (0.30)
Net asset value, end of period .......... $11.71 $11.65 $11.71 $11.20 $11.63 $11.94
Total return
c
....................... 1.59% 1.84% 7.35% (1.15)% (0.08)% 4.24%
Ratios to average net assets
d
Expenses ......................... 0.69%
e
0.69%
e
0.69%
e
0.68%
e
0.65% 0.65%
Net investment income ............... 2.14% 2.36% 2.58% 2.62% 2.56% 2.54%
Supplemental data
Net assets, end of period (000’s) ........ $351,864 $362,113 $392,721 $440,120 $497,363 $574,905
Portfolio turnover rate ................ 8.67% 13.94% 16.12% 11.15% 9.30% 3.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.69 $11.75 $11.23 $11.67 $11.98 $11.79
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.21 0.23 0.24 0.23 0.24
Net realized and unrealized gains (losses) 0.06 (0.06) 0.53 (0.45) (0.31) 0.19
Total from investment operations ........ 0.15 0.15 0.76 (0.21) (0.08) 0.43
Less distributions from:
Net investment income .............. (0.09) (0.21) (0.24) (0.23) (0.23) (0.24)
Net asset value, end of period .......... $11.75 $11.69 $11.75 $11.23 $11.67 $11.98
Total return
c
....................... 1.30% 1.29% 6.83% (1.78)% (0.55)% 3.57%
Ratios to average net assets
d
Expenses ......................... 1.24%
e
1.24%
e
1.24%
e
1.23%
e
1.20% 1.20%
Net investment income ............... 1.59% 1.81% 2.03% 2.07% 2.01% 1.99%
Supplemental data
Net assets, end of period (000’s) ........ $54,043 $61,722 $90,763 $124,250 $157,323 $192,805
Portfolio turnover rate ................ 8.67% 13.94% 16.12% 11.15% 9.30% 3.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2017
a
2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.68 $11.74 $11.23 $11.66 $11.69
Income from investment operations
b
:
Net investment income
c
......................... 0.13 0.29 0.31 0.32 0.05
Net realized and unrealized gains (losses) ........... 0.06 (0.06) 0.52 (0.44) (0.03)
Total from investment operations .................... 0.19 0.23 0.83 (0.12) 0.02
Less distributions from:
Net investment income .......................... (0.13) (0.29) (0.32) (0.31) (0.05)
Net asset value, end of period ...................... $11.74 $11.68 $11.74 $11.23 $11.66
Total return
d
................................... 1.66% 2.00% 7.50% (1.01)% 0.19%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.53% 0.52% 1.57%
Expenses net of waiver and payments by affiliates ....... 0.53%
f
0.53%
f
0.53%
f
0.51%
f
0.51%
Net investment income ........................... 2.29% 2.51% 2.74% 2.79% 2.70%
Supplemental data
Net assets, end of period (000’s) .................... $92,765 $87,638 $79,577 $69,281 $5
Portfolio turnover rate ............................ 8.67% 13.94% 16.12% 11.15% 9.30%
a
For the period August 1, 2017 (effective date) to September 30, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.68 $11.74 $11.23 $11.66 $11.97 $11.78
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.29 0.31 0.31 0.31 0.32
Net realized and unrealized gains (losses) 0.06 (0.06) 0.51 (0.43) (0.31) 0.18
Total from investment operations ........ 0.19 0.23 0.82 (0.12) — 0.50
Less distributions from:
Net investment income .............. (0.13) (0.29) (0.31) (0.31) (0.31) (0.31)
Net asset value, end of period .......... $11.74 $11.68 $11.74 $11.23 $11.66 $11.97
Total return
c
....................... 1.63% 1.94% 7.44% (1.05)% 0.02% 4.31%
Ratios to average net assets
d
Expenses ......................... 0.59%
e
0.59%
e
0.59%
e
0.58%
e
0.55% 0.55%
Net investment income ............... 2.23% 2.45% 2.68% 2.72% 2.66% 2.64%
Supplemental data
Net assets, end of period (000’s) ........ $312,620 $320,209 $314,157 $327,215 $440,149 $425,166
Portfolio turnover rate ................ 8.67% 13.94% 16.12% 11.15% 9.30% 3.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Statement of Investments (unaudited), March 31, 2021
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
New York 98.6%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
$ 3,750,000 $ 4,843,938
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,132,867
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 5,350,694
City of New York ,
GO, 2012D-1, 5%, 10/01/24 .......................................... 5,000,000 5,116,793
GO, 2015A, Refunding, 5%, 8/01/26 .................................... 10,000,000 11,488,220
GO, 2016A, Refunding, 5%, 8/01/26 .................................... 9,000,000 10,708,885
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 6,304,633
GO, 2019 - D1, 5%, 12/01/35 ......................................... 5,015,000 6,249,420
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 2,920,206
City of Yonkers , GO , 2011A , AGMC Insured , 5% , 10/01/24 ....................
1,000,000 1,024,094
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,435,742
County of Nassau , GO , 2019 B , AGMC Insured , 5% , 4/01/44 ...................
5,000,000 6,233,220
County of Onondaga ,
GO, 2020, 2%, 10/15/38 ............................................. 1,805,000 1,768,696
GO, 2020, 2%, 10/15/39 ............................................. 2,515,000 2,471,878
GO, 2020, 2%, 10/15/40 ............................................. 2,605,000 2,544,141
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,464,933
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 7,269,957
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,855,607
GO, 2020-II, 2%, 8/19/21 ............................................ 640,000 644,189
County of Ulster ,
GO, 2012, Refunding, 5%, 11/15/24 .................................... 2,600,000 2,677,371
GO, 2012, Refunding, 5%, 11/15/28 .................................... 2,995,000 3,082,245
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,360,926
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,385,008
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,484,175
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,582,392
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 4,268,011
Haverstraw-Stony Point Central School District ,
GO, 2015, 5%, 10/15/25 ............................................. 850,000 952,591
GO, 2015, AGMC Insured, 5%, 10/15/31 ................................ 600,000 672,418
Long Island Power Authority ,
Revenue, 2012B, 5%, 9/01/26 ........................................ 5,000,000 5,325,974
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 18,306,544
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 7,792,169
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,304,676
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 9,477,643
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 11,282,361
Revenue, 2013E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................. 8,900,000 10,021,953
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/39 ....................... 15,000,000 8,407,755
Dedicated Tax Fund, Revenue, 2012A, Refunding, Zero Cpn ., 11/15/32 ......... 70,000,000 54,570,033
Monroe County Industrial Development Corp. ,
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,470,435
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 10,518,864
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,368,507
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 6,035,026
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 6,894,006
University of Rochester, Revenue, 2020A, 5%, 7/01/31 ...................... 500,000 670,083
University of Rochester, Revenue, 2020A, 5%, 7/01/32 ...................... 600,000 814,589

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
University of Rochester, Revenue, 2020A, 5%, 7/01/33 ...................... $ 460,000 $ 630,704
Nassau County Interim Finance Authority , Revenue , 2021 A , Refunding , 5% , 11/15/32
10,000,000 13,533,083
New York City ,
Water & Sewer System, Revenue, 2012 EE, 5%, 6/15/28 .................... 8,000,000 8,453,259
Water & Sewer System, Revenue, 2014 DD, 5%, 6/15/23 .................... 6,000,000 6,627,497
Water & Sewer System, Revenue, 2015 GG, Refunding, 5%, 6/15/27 ........... 10,000,000 11,839,628
Water & Sewer System, Revenue, 2015DD, Refunding, 5%, 6/15/29 ........... 7,790,000 8,909,954
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,721,947
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,995,117
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 6,251,999
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/29 ............................... 4,510,000 5,790,755
Revenue, 2020 A, Refunding, 5%, 2/15/30 ............................... 2,500,000 3,257,828
a
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 21,260,954
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,645,475
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,411,866
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,648,736
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2012 S-1A, 5%, 7/15/26 ........................... 9,020,000 9,137,142
Building Aid, Revenue, 2018S-1, Refunding, 5%, 7/15/29 .................... 8,215,000 10,246,400
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 12,466,724
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 7,319,950
Future Tax Secured, Revenue, 2012E-1, 5%, 2/01/23 ....................... 5,000,000 5,199,605
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,916,434
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 12,942,417
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,596,134
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 11,105,000 12,669,764
New York Convention Center Development Corp. , Revenue , 2015 , Refunding , 5% ,
11/15/25 ........................................................ 2,250,000 2,623,964
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 13,305,000 18,728,222
New York Municipal Bond Bank Agency , Revenue , 2009C1 , AGMC Insured , 5% ,
2/15/22 ......................................................... 425,000 426,214
New York State Dormitory Authority ,
Revenue, 2009A, AGMC Insured, 5%, 10/01/24 ........................... 135,000 135,453
Revenue, 2010A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 862,929
Revenue, 2011A, Pre-Refunded, 5%, 10/01/24 ............................ 6,710,000 6,871,669
Revenue, 2011A, 5%, 10/01/24 ....................................... 345,000 352,904
Revenue, 2012A, AGMC Insured, 5%, 10/01/23 ........................... 6,425,000 6,874,268
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,814,481
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,312,071
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 1,296,126
City of New York, Revenue, 2010A, 3.375%, 5/15/21 ....................... 1,980,000 1,984,681
City of New York, Revenue, 2010A, 3.5%, 5/15/22 ......................... 2,000,000 2,004,879
City of New York, Revenue, 2010A, 3.625%, 5/15/23 ....................... 2,000,000 2,004,973
City of New York, Revenue, 2010A, 3.75%, 5/15/24 ........................ 2,000,000 2,005,022
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/22 . 9,240,000 9,854,007
Fashion Institute of Technology, Revenue, 2007, NATL Insured, ETM, 5.25%, 7/01/22 1,250,000 1,326,612
Icahn School of Medicine at Mount Sinai, Revenue, 2010-A, 5%, 7/01/21 ........ 3,000,000 3,009,834
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 350,156
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 437,210
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 349,451
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 349,034

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ $ 9,450,000 $ 10,089,534
Memorial Sloan-Kettering Cancer Center, Revenue, 2012-1, Pre-Refunded, 5%,
7/01/23 ........................................................ 1,250,000 1,295,036
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 14,781,065
New York University, Revenue, 2019A, 5%, 7/01/37 ........................ 6,040,000 7,636,181
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/27 ..... 6,000,000 6,988,123
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,131,023
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,191,045
Rochester Institute of Technology, Revenue, 2019A, 5%, 7/01/39 .............. 1,000,000 1,242,797
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 217,127
State of New York Personal Income Tax, Revenue, 2014A, 5%, 2/15/25 ......... 5,000,000 5,660,578
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 12,277,211
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,995,000 11,452,037
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,940
State of New York Personal Income Tax, Revenue, 2018A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 8,867,094
State of New York Personal Income Tax, Revenue, 2021 A, Refunding, 5%, 3/15/33 7,500,000 9,839,837
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 8,546,971
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/42 .................. 10,000,000 12,135,739
State of New York Tax Commissioner of Taxation & Finance, Revenue, 2005 B, NATL
Insured, 5.5%, 7/01/22 ............................................ 10,000,000 10,624,412
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 9,046,469
State University Construction Fund, Revenue, 2012A, 5%, 5/15/26 ............. 8,000,000 8,424,816
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/29 ........ 1,000,000 1,235,202
State University of New York, Revenue, 2018 A, 5%, 7/01/33 ................. 1,000,000 1,236,074
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/35 ........ 5,000,000 6,300,799
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/37 ........ 4,105,000 5,269,851
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/38 ........ 2,955,000 3,780,408
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/39 ........ 2,920,000 3,723,554
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 8,089,153
Revenue, I, Pre-Refunded, 5%, 1/01/25 ................................. 5,000,000 5,182,052
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 11,592,070
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 11,580,011
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 2,171,961
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 12,246,454
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 6,446,018
New York Transportation Development Corp. ,
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 500,000 580,408
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 1,133,767
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 619,497
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 189,172
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 498,433
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 5%, 12/01/30 ... 900,000 1,144,997
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 5%, 12/01/31 ... 1,100,000 1,390,399
Niagara Falls Public Water Authority , Revenue , 2013A , BAM Insured , 5% , 7/15/29 ...
7,060,000 7,775,149
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 7,095,000 8,976,424
Onondaga County Water Authority , Revenue , 2019 A , 3% , 9/15/44 ..............
5,000,000 5,264,860
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 3,057,799
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,726,422

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... $ 9,085,000 $ 10,792,469
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 18,770,712
Revenue, 223, Refunding, 5%, 7/15/25 ................................. 1,800,000 2,123,580
State of New York , GO , 2011E , Pre-Refunded , 3.25% , 12/15/26 ................
10,520,000 10,750,723
Suffolk County Economic Development Corp. ,
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, Pre-
Refunded, 5%, 7/01/28 ............................................ 1,755,000 1,775,018
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, 5%,
7/01/28 ........................................................ 10,245,000 10,355,415
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
17,100,000 18,209,864
Triborough Bridge & Tunnel Authority ,
Revenue, 2008B-3, 5%, 11/15/34 ...................................... 3,480,000 4,116,668
Revenue, 2013A, Refunding, Zero Cpn ., 11/15/30 ......................... 14,175,000 11,676,716
Revenue, 2018D, 5%, 11/15/33 ....................................... 1,300,000 1,702,989
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,434,733
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 3,047,821
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,296,979
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 10,000,000 13,469,499
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,837,851
898,026,406
U.S. Territories 0.0%
†
Puerto Rico 0.0%
†
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 400,000 498,199
Total Municipal Bonds (Cost $839,501,980) .....................................
898,524,605
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
New York 0.5%
b
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.06% , 1/01/34 4,800,000 4,800,000
Total Municipal Bonds (Cost $4,800,000) .......................................
4,800,000
Total Short Term Investments (Cost $4,800,000 ) .................................
4,800,000
a
Total Investments (Cost $844,301,980) 99.1% ...................................
$903,324,605
Other Assets, less Liabilities 0.9% .............................................
7,674,444
Net Assets 100.0% ...........................................................
$910,999,049
See Abbreviations on page 28 .
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $844,301,980
Value - Unaffiliated issuers .................................................................. $903,324,605
Cash .................................................................................... 132,127
Receivables:
Capital shares sold ........................................................................ 830,962
Interest ................................................................................. 8,916,854
Total assets .......................................................................... 913,204,548
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,255,400
Management fees ......................................................................... 362,899
Distribution fees .......................................................................... 81,625
Transfer agent fees ........................................................................ 116,876
Trustees' fees and expenses ................................................................. 7,483
Distributions to shareholders ................................................................. 273,622
Accrued expenses and other liabilities ........................................................... 107,594
Total liabilities ......................................................................... 2,205,499
Net assets, at value ................................................................. $910,999,049
Net assets consist of:
Paid-in capital ............................................................................. $865,542,508
Total distributable earnings (losses) ............................................................. 45,456,541
Net assets, at value ................................................................. $910,999,049

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $99,707,705
Shares outstanding ........................................................................ 8,520,329
Net asset value per share
a
.................................................................. $11.70
Maximum offering price per share (net asset value per share ÷ 97 .75% ) ................................ $11.97
Class A1:
Net assets, at value ....................................................................... $351,863,995
Shares outstanding ........................................................................ 30,060,256
Net asset value per share
a
.................................................................. $11.71
Maximum offering price per share (net asset value per share ÷ 97 .75% ) ................................ $11.98
Class C:
Net assets, at value ....................................................................... $54,042,548
Shares outstanding ........................................................................ 4,600,428
Net asset value and maximum offering price per share
a
............................................. $11.75
Class R6:
Net assets, at value ....................................................................... $92,765,235
Shares outstanding ........................................................................ 7,902,827
Net asset value and maximum offering price per share ............................................. $11.74
Advisor Class:
Net assets, at value ....................................................................... $312,619,566
Shares outstanding ........................................................................ 26,626,799
Net asset value and maximum offering price per share ............................................. $11.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $12,957,072
Expenses:
Management fees (Note 3 a ) ................................................................... 2,191,006
Distribution fees: (Note 3c )
Class A ................................................................................ 117,237
Class A1 ............................................................................... 179,134
Class C ................................................................................ 189,312
Transfer agent fees: (Note 3e )
Class A ................................................................................ 37,329
Class A1 ............................................................................... 142,631
Class C ................................................................................ 23,289
Class R6 ............................................................................... 10,693
Advisor Class ............................................................................ 125,829
Custodian fees (Note 4 ) ...................................................................... 2,675
Reports to shareholders ...................................................................... 19,659
Registration and filing fees .................................................................... 25,748
Professional fees ........................................................................... 50,413
Trustees' fees and expenses .................................................................. 22,007
Other .................................................................................... 22,546
Total expenses ......................................................................... 3,159,508
Expense reductions (Note 4 ) ............................................................... (2,745)
Net expenses ......................................................................... 3,156,763
Net investment income ................................................................ 9,800,309
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 261,223
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,341,436
Net realized and unrealized gain (loss) ............................................................ 4,602,659
Net increase (decrease) in net assets resulting from operations .......................................... $14,402,968

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New York Intermediate-Term Tax-
Free Income Fund
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,800,309 $21,829,095
Net realized gain (loss) ................................................. 261,223 (2,535,363)
Net change in unrealized appreciation (depreciation) ........................... 4,341,436 (3,889,769)
Net increase (decrease) in net assets resulting from operations ................ 14,402,968 15,403,963
Distributions to shareholders:
Class A ............................................................. (925,136) (1,617,304)
Class A1 ............................................................ (3,807,943) (8,843,011)
Class C ............................................................. (460,319) (1,408,046)
Class R6 ............................................................ (1,027,043) (2,119,777)
Advisor Class ........................................................ (3,505,458) (7,765,068)
Total distributions to shareholders .......................................... (9,725,899) (21,753,206)
Capital share transactions: (Note 2 )
Class A ............................................................. 10,113,651 32,591,702
Class A1 ............................................................ (12,165,772) (28,361,467)
Class C ............................................................. (8,022,055) (28,633,872)
Class R6 ............................................................ 4,716,970 8,926,026
Advisor Class ........................................................ (9,214,193) 8,356,020
Total capital share transactions ............................................ (14,571,399) (7,121,591)
Net increase (decrease) in net assets ................................... (9,894,330) (13,470,834)
Net assets:
Beginning of period ..................................................... 920,893,379 934,364,213
End of period .......................................................... $910,999,049 $920,893,379

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin New York Intermediate-Term Tax-Free Income
Fund (Fund) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Fund offers five classes of
shares: Class  A, Class A1, Class  C, Class R6, and Advisor
Class. Class C shares automatically convert to Class A
shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2021, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy, or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
March 31, 2021
Year Ended
September 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,451,242 $17,066,944 3,968,856 $46,367,226
Shares issued in reinvestment of distributions .......... 58,782 690,084 113,802 1,327,058
Shares redeemed ............................... (652,107) (7,643,377) (1,303,735) (15,102,582)
Net increase (decrease) .......................... 857,917 $10,113,651 2,778,923 $32,591,702
Class A1 Shares:
Shares sold ................................... 369,120 $4,331,128 1,135,441 $13,224,770
Shares issued in reinvestment of distributions .......... 295,346 3,468,137 688,944 8,037,452
Shares redeemed ............................... (1,698,751) (19,965,037) (4,280,540) (49,623,689)
Net increase (decrease) .......................... (1,034,285) $(12,165,772) (2,456,155) $(28,361,467)
Class C Shares:
Shares sold ................................... 134,635 $1,598,370 515,200 $6,044,876
Shares issued in reinvestment of distributions .......... 35,798 421,809 97,524 1,142,099
Shares redeemed
a
.............................. (851,016) (10,042,234) (3,057,479) (35,820,847)
Net increase (decrease) .......................... (680,583) $(8,022,055) (2,444,755) $(28,633,872)
Class R6 Shares:
Shares sold ................................... 834,263 $9,837,372 2,217,906 $25,955,962
Shares issued in reinvestment of distributions .......... 81,090 955,017 169,256 1,980,553
Shares redeemed ............................... (516,933) (6,075,419) (1,662,388) (19,010,489)
Net increase (decrease) .......................... 398,420 $4,716,970 724,774 $8,926,026
Advisor Class Shares:
Shares sold ................................... 2,285,419 $26,971,529 6,007,910 $70,127,813
Shares issued in reinvestment of distributions .......... 226,891 2,672,354 511,563 5,986,161
Shares redeemed ............................... (3,298,523) (38,858,076) (5,863,852) (67,757,954)
Net increase (decrease) .......................... (786,213) $(9,214,193) 655,621 $8,356,020
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2021, the annualized gross effective investment management fee rate was 0.478% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,356
CDSC retained .............................................................................. $3,875
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2021, the Fund paid transfer agent fees of $339,771, of which $125,846 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2021, these purchase and sale transactions aggregated $13,740,000 and $15,610,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2020, the capital loss carryforwards were as follows:
At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $12,142,110
Long term ................................................................................ 2,440,139
Total capital loss carryforwards ............................................................... $14,582,249
Cost of investments .......................................................................... $843,636,746
Unrealized appreciation ........................................................................ $60,992,954
Unrealized depreciation ........................................................................ (1,305,095)
Net unrealized appreciation (depreciation) .......................................................... $59,687,859
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2021, aggregated
$78,565,467 and $97,857,549, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE
INCOME FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin New York Tax-Free
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information

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Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional New York intermediate
municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the five- and 10-year periods was above
the median of its Performance Universe, but for the one-
and three-year periods was slightly below the median of
its Performance Universe. The Board considered that the
income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A, Class V or Investor Class shares for each other fund in
the Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
seven other New York intermediate municipal debt funds.
The Board noted that the Management Rate for the Fund
was equal to the median of its Expense Group, but the actual total expense ratio for the Fund was below the median and
in the first quintile (least expensive) of its Expense Group.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of

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Shareholder Information

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Semiannual Report
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into
the profitability analysis beginning next year. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete
consolidated statement of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1153 S 05/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics.

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By __S\Matthew T. Hinkle    __
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date  May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\Matthew T. Hinkle    __
     Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date  May 26, 2021

By _S\Robert G. Kubilis _____

Robert G. Kubilis
    Chief Financial Officer and Chief Accounting Officer
Date  May 26, 2021